Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventory
	December 31,
	2021	2020
	US$’000	US$’000
Raw materials	36,850	25,462
Work in progress	12,986	3,903
Finished goods	65,933	11,627
Inventories	115,769	40,992